Related Party Transactions - Related Party Loans and Administrative Services Agreement (Details) - USD ($)		10 Months Ended	12 Months Ended
	Oct. 14, 2016	Oct. 14, 2016	Dec. 31, 2016	Sep. 30, 2018	Aug. 30, 2018	Dec. 31, 2017	Aug. 11, 2017	Dec. 14, 2015
Related Party Transactions
Promissory note amount					$ 850,000	$ 100,000	$ 300,000
Note payable to Sponsor				$ 700,000		100,000
Repayment of note payable to Sponsor			$ (300,000)
Accrued expenses			$ 50,782	$ 7,309,631		$ 3,828,722
Related Party Loans | Sponsor | Unsecured Promissory Note
Related Party Transactions
Promissory note, maximum borrowing capacity								$ 300,000
Amount borrowed between inception and the Close Date		$ 300,000
Repayment of note payable to Sponsor	$ (300,000)
Related Party Loans | Sponsor | Working Capital Loan
Related Party Transactions
Conversion price per warrant				$ 0.50		$ 0.50
Related Party Loans | Sponsor | Working Capital Loan | Maximum
Related Party Transactions
Portion of working capital loan that may be converted into warrants				$ 1,500,000		$ 1,500,000
Administrative Services Agreement
Related Party Transactions
Monthly payment for office space and support services				10,000
Accrued expenses				$ 170,000
Administrative Services Agreement | Sponsor
Related Party Transactions
Monthly payment for office space and support services						$ 10,000